Financial debt	6 Months Ended
Jun. 30, 2026
Financial debt
Financial debt

5) Financial debt

The Company has issued senior bonds across three tranches in the U.S. markets in January 2026:

-$1,500 million at 4.248% issued by TotalEnergies Capital USA and maturing in January 2031;

-$1,250 million at 4.569% issued by TotalEnergies Capital USA and maturing in January 2033;

-$750 million at 4.857% issued by TotalEnergies Capital USA and maturing in January 2036.

The Company has redeemed one senior bond during the first six months of 2026:

-	€1,100 million at 2.50% bond issued by TotalEnergies Capital International in 2014 and maturing in March 2026.